Taxes on Income - Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Prepaid/deferred items - Deferred tax liabilities	$ (211)		$ (112)
Inventories - Deferred tax liabilities	(52)		(59)
Intangibles - Deferred tax liabilities	(16,014)		(17,104)
Property, plant and equipment - Deferred tax liabilities	(1,326)		(2,146)
Employee benefits - Deferred tax liabilities	(524)		(56)
Restructurings and other charges - Deferred tax liabilities	(95)		(70)
Unremitted earnings - Deferred tax liabilities	(11,699)		(9,524)
All other - Deferred tax liabilities	(125)		(554)
Subtotal - Deferred tax liabilities	(30,046)		(29,625)
Total deferred taxes - Deferred tax liabilities	(30,046)		(29,625)
Net deferred tax liability	(14,635)	[1],[2]	(14,604)	[1],[2]
Prepaid/deferred items - Deferred tax assets	1,611		1,321
Inventories - Deferred tax assets	324		132
Intangibles - Deferred tax assets	1,713		1,165
Property, plant and equipment - Deferred tax assets	226		420
Employee benefits - Deferred tax assets	4,285		4,479
Restructurings and other charges - Deferred tax assets	554		1,359
Legal and product liability reserves - Deferred tax assets	1,812		1,411
Net operating loss/credit carryforwards - Deferred tax assets	4,414		4,575
State and local tax adjustments - Deferred tax assets	476		452
All other - Deferred tax assets	1,197		601
Subtotal - Deferred tax assets	16,612		15,915
Valuation allowance	(1,201)		(894)
Total deferred taxes - Deferred tax assets	$ 15,411		$ 15,021

[1]	2011 vs. 2010 - The net deferred tax liability position in 2011 was about the same as 2010 and reflects an increase in noncurrent deferred tax liabilities related to intangibles established in connection with our acquisition of King and an increase in noncurrent deferred tax liabilities on unremitted earnings, partially offset by the reduction in noncurrent deferred tax liabilities related to the amortization of identifiable intangibles, and an increase in current deferred tax assets established as a result of litigation charges related to hormone therapy.
[2]	In 2011, included in Taxes and other current assets ($4.0 billion), Taxes and other noncurrent assets ($1.2 billion), Other current liabilities ($291 million) and Noncurrent deferred tax liabilities ($19.6 billion). In 2010, included in Taxes and other current assets ($3.0 billion), Taxes and other noncurrent assets ($1.2 billion), Other current liabilities ($108 million) and Noncurrent deferred tax liabilities ($18.6 billion).